Equity Income Portfolio

SCHEDULE OF INVESTMENTS

March 31, 2023 (unaudited)

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Communication Services (5.7%)
AT&T, Inc.	61,563	1,185
Comcast Corp. - Class A	171,344	6,496
Meta Platforms, Inc. - Class A *	28,902	6,125
News Corp. - Class A	578,160	9,985
News Corp. - Class B	51,434	896
Paramount Global - Class B	29,300	654
Verizon Communications, Inc.	116,625	4,535
The Walt Disney Co. *	91,168	9,129

Total		39,005

Consumer Discretionary (5.5%)
Best Buy Co., Inc.	39,489	3,091
Kohl’s Corp.	133,647	3,146
Las Vegas Sands Corp. *	143,099	8,221
Mattel, Inc. *	254,759	4,690
The TJX Cos., Inc.	65,881	5,162
Volkswagen AG, ADR	967,901	13,164

Total		37,474

Consumer Staples (7.3%)
Conagra Brands, Inc.	286,509	10,761
Constellation Brands, Inc. - Class A	16,000	3,614
Kimberly-Clark Corp.	74,411	9,988
Mondelez International, Inc.	13,400	934
Philip Morris International, Inc.	119,716	11,642
Tyson Foods, Inc. - Class A	98,238	5,828
Walmart, Inc.	45,412	6,696

Total		49,463

Energy (8.2%)
Chevron Corp.	14,699	2,398
Enbridge, Inc.	49,519	1,889
EOG Resources, Inc.	60,123	6,892
Exxon Mobil Corp.	94,935	10,411
Hess Corp.	43,700	5,783
Suncor Energy, Inc.	11,300	351
TC Energy Corp.	176,593	6,871
TotalEnergies SE, ADR	347,259	20,506
The Williams Cos., Inc.	25,500	761

Total		55,862

Financials (18.8%)
American International Group, Inc.	269,784	13,586
Apollo Global Management, Inc.	23,864	1,507
Bank of America Corp.	115,999	3,318

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Financials continued
The Carlyle Group, Inc.	63,700	1,979
The Charles Schwab Corp.	56,227	2,945
Chubb, Ltd.	67,398	13,087
Citigroup, Inc.	71,311	3,344
Equitable Holdings, Inc.	385,736	9,794
Fifth Third Bancorp	245,773	6,547
Franklin Resources, Inc.	23,486	633
The Goldman Sachs Group, Inc.	9,980	3,265
The Hartford Financial Services Group, Inc.	92,264	6,430
Huntington Bancshares, Inc.	644,971	7,224
JPMorgan Chase & Co.	45,859	5,976
Loews Corp.	117,120	6,795
MetLife, Inc.	159,472	9,240
Morgan Stanley	53,158	4,667
The PNC Financial Services Group, Inc.	17,357	2,206
Raymond James Financial, Inc.	16,273	1,518
State Street Corp.	23,069	1,746
U.S. Bancorp	121,555	4,382
Wells Fargo & Co.	493,001	18,428

Total		128,617

Health Care (17.2%)
AbbVie, Inc.	51,384	8,189
AstraZeneca PLC, ADR	61,461	4,266
Becton Dickinson and Co.	45,409	11,241
Biogen, Inc. *	7,703	2,142
Cardinal Health, Inc.	45,575	3,441
Centene Corp. *	42,749	2,702
Cigna Corp.	25,281	6,460
CVS Health Corp.	90,311	6,711
Elevance Health, Inc.	33,808	15,545
GE HealthCare Technologies, Inc. *	74,332	6,098
Johnson & Johnson	79,236	12,282
Medtronic PLC	72,760	5,866
Merck & Co., Inc.	58,805	6,256
Pfizer, Inc.	191,992	7,833
Sanofi	122,109	6,645
Viatris, Inc.	337,300	3,245
Zimmer Biomet Holdings, Inc.	64,453	8,327

Total		117,249

Industrials (11.3%)
3M Co.	13,416	1,410
The Boeing Co. *	32,137	6,827
Cummins, Inc.	8,267	1,975

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Industrials continued
Flowserve Corp.	15,375	523
General Electric Co.	209,396	20,018
L3Harris Technologies, Inc.	54,872	10,768
Siemens AG, ADR	107,390	8,693
Southwest Airlines Co.	154,000	5,011
Stanley Black & Decker, Inc.	77,506	6,245
Stericycle, Inc. *	79,613	3,472
United Parcel Service, Inc. - Class B	62,476	12,120

Total		77,062

Information Technology (8.2%)
Accenture PLC - Class A	5,700	1,629
Applied Materials, Inc.	51,571	6,335
Cisco Systems, Inc.	40,019	2,092
Fiserv, Inc. *	64,047	7,239
Microsoft Corp.	36,662	10,570
QUALCOMM, Inc.	133,940	17,088
Samsung Electronics Co., Ltd.	43,778	2,171
TE Connectivity, Ltd.	15,573	2,042
Texas Instruments, Inc.	37,016	6,885

Total		56,051

Materials (3.9%)
CF Industries Holdings, Inc.	160,521	11,636
DuPont de Nemours, Inc.	4,985	358
International Flavors & Fragrances, Inc.	42,848	3,940
International Paper Co.	250,979	9,051
RPM International, Inc.	21,425	1,869

Total		26,854

Real Estate (3.9%)
Equity Residential	153,972	9,238
Rayonier, Inc.	171,520	5,705
Vornado Realty Trust	11,300	174
Welltower, Inc.	13,350	957
Weyerhaeuser Co.	353,320	10,645

Total		26,719

Utilities (7.8%)
Ameren Corp.	53,918	4,658
Dominion Energy, Inc.	180,225	10,076
NextEra Energy, Inc.	30,809	2,375
NiSource, Inc.	61,846	1,729
PG&E Corp. *	59,424	961
Sempra Energy	82,295	12,440

Equity Income Portfolio

Common Stocks (97.8%)	Shares/ Par +	Value $ (000’s)
Utilities continued
The Southern Co.	302,140	21,023

Total		53,262

Total Common Stocks (Cost: $551,041)		667,618

Preferred Stocks (0.3%)
Utilities (0.3%)
NiSource, Inc., 7.750%	21,078	2,202

Total		2,202

Total Preferred Stocks (Cost: $2,108)		2,202

Convertible Preferred Stocks (0.6%)
Health Care (0.4%)
Becton Dickinson and Co., 6.000%, 6/1/23	53,493	2,660

Total		2,660

Utilities (0.2%)
NextEra Energy, Inc., 6.926%, 8/28/25	28,779	1,334

Total		1,334

Total Convertible Preferred Stocks (Cost: $4,079)		3,994

Total Investments (98.7%) (Cost: $557,228)@		673,814

Other Assets, Less Liabilities (1.3%)		8,854

Net Assets (100.0%)		682,668

+	All par is stated in U.S. Dollar unless otherwise noted.
*	Non income producing
@

At March 31, 2023, the aggregate cost of investments, including derivatives, for federal tax purposes (in thousands) was $557,228 and the net unrealized appreciation of investments based on that cost was $116,586 which is comprised of $145,702 aggregate gross unrealized appreciation and $29,116 aggregate gross unrealized depreciation. Because tax adjustments are calculated annually, these amounts do not reflect tax adjustments. For the previous fiscal year’s federal income tax information, please refer to the Notes to the Financial Statements section in the Portfolio’s most recent annual report.

Equity Income Portfolio

The Fair Value Measurements and Disclosures Topic of the FASB Accounting Standards Codification defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes and requires disclosure of a fair value hierarchy, separately for each major category of asset and liability, which segregates fair value measurements into levels. A summary of the fair value hierarchy is described below:

Level 1 - fair value is determined by unadjusted quoted prices in active markets for identical securities or derivatives

Level 2 - fair value is determined by other significant observable inputs

Level 3 - fair value is determined by significant unobservable inputs

The categorization of a value determined for a financial instrument within the hierarchy is based upon the pricing transparency of the instrument and does not necessarily correspond to the Portfolio’s perceived risk of that instrument.

The following is a summary of the inputs used in valuing the Portfolio’s Investments at March 31, 2023.

	Valuation Inputs

Description	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
	(Amounts in thousands)
Assets:
Preferred Stocks	$2,202	$—	$—
Common Stocks
Information Technology	53,880	2,171	—
All Others	611,567	—	—
Convertible Preferred Stocks	3,994	—	—

Total Assets:	$671,643	$2,171	$—

Abbreviations

Abbreviations that may be used in the preceding statements

ADR	American Depositary Receipt
AFC	Available Funds Cap security - Security accrues interest at an assumed or uncapped rate. If the interest rate on the underlying loans is lower than the uncapped rate, then the security will pay at the lower rate.
CSTR	Collateral Strip Rate security - interest is based on the weighted net interest rate of the collateral.
EXE	Security receives collateral principal and interest paid which exceeds the amount of principal and income obligated to all bonds in the deal.
IO	Interest Only Security
PO	Principal Only Security
GDR	Global Depositary Receipt
GO	General Obligation
RB	Revenue Bond
CPURNSA	U.S. Consumer Price Index - All Urban Consumers - Not Seasonally Adjusted
LIBOR	London Interbank Offered Rate
SOFR	Secured Overnight Financing Rate
ICE	Intercontinental Exchange
SONIO	Sterling Overnight Interbank Average Rate
DAC	Designated Activity Company
TBA	To Be Announced
OIS	Overnight Index Swaps
DIFC	Dubai International Financial Centre
EURIBOR	Euro Interbank Offered Rate
SDR	Swedish Depository Receipt
ETF	Exchange Traded Fund

Currency Abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CNH	Chinese Yuan Renminbi - Offshore
CNY	Chinese Yuan Renminbi
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
INR	Indian Rupee
JPY	Japanese Yen
KES	Kenyan Shilling
KRW	South Korean Won
MXN	Mexican New Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
RUB	Russian Ruble
SAR	SAR
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	Taiwan Dollar
USD	United States Dollar
ZAR	South African Rand

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